Commitments and Contingencies (Tables)	12 Months Ended
May 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Non-Cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases were as follows on May 31, 2013:

Continuing operations
US$

Years ending May 31:
2014	113,406
2015	107,095
2016	95,447
2017	57,961
2018	39,423
Thereafter	51,735

465,067

Future Minimum Capital Commitments under Non-Cancelable Construction Contracts

As of May 31, 2013, future minimum capital commitments under non-cancelable construction contracts were as follows:

US$

Capital commitment for the purchase of property and equipment	1,027
Capital commitment for leasehold improvements	552

1,579